Note 7 - Loan Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
7.	LOAN RECEIVABLE

The Group has loan receivable due from third parties, which consisted of the following:

	As of December 31,
	2012	2013	Interest rate	Period
A(i)	1,205,604	-	6% per annum	December 1, 2011 to November 30, 2012
B(ii)	-	10,333,120	1.5% per month	October 9, 2013 to March 31, 2014
	$1,205,604	$10,333,120

(i)
The principal and its return are guaranteed by a third party individual. There is an interest of 1.25% per month charged on overdue balance. The Company collected $995,190 and wrote off the uncollected balances in 2013.

(ii)
The loan was made to the Langfang Developer, in which the Group also made an equity method investment during the year (Note 6). The principal and its return are pledged by the 100% equity interests of Langfang Developer, which was completed in April 2014 (Note 25).

The following table presents changes in loan receivable for the twelve-month period ended December 31, 2012 and 2013, respectively:

	December 31,
	2012	2013
Beginning balance	$9,565,503	$1,205,604
Additions	-	10,333,120
Collection	(8,363,140)	(995,190)
Write-offs	-	(209,956)
Exchange difference	3,241	(458)

Ending balance	$1,205,604	$10,333,120